SHARE OPTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of range of exercise prices of outstanding share options [abstract]
SHARE OPTIONS

19.	SHARE OPTIONS

In the year ended December 31, 2021, the Board of Directors approved the grant of 1,280,000 synthetic options to employees and board members according to the rules of the Company’s synthetic option scheme approved on December 7, 2021. The synthetic options have a five year term expiring in December 2026. The vesting period is 12 months for the first 27.5% of options, 24 months for the next 27.5% of options and 36 months for the final 45% of options. The initial exercise price was NOK 71, which increased by NOK 5 on each of December 7, 2023, and December 7, 2024, and is further adjusted for any distribution of dividends made after the date of the grant and before the relevant synthetic options are exercised. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, have been classified as a liability. The synthetic options are not subject to a retention period.

In the year ended December 31, 2025, the Board of Directors approved the grant of 362,284 synthetic options to management and employees of the Company, according to the rules of a new synthetic option scheme approved on May 20, 2025.

The synthetic options have a five years term expiring in May 2030. The vesting period is 12 months for the first 33.3% of options, 24 months for the next 33.3% of options and 36 months for the final 33.3% of options. The initial exercise price was $16.80, which is adjusted for any distribution of dividends made after the date of the grant and before the relevant synthetic options are exercised. The synthetic options granted to the CEO and the CFO are subject to a cap on maximum annual gain equal to two times the annual base salary at the time of exercise of the synthetic options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, have been classified as a liability.

Both synthetic option grants have an estimated expected life of 3.4 years. The risk-free interest rate was estimated using the interest rate on three year U.S. treasury zero coupon issues. The volatility was estimated using historical share price data. The dividend yield was estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was initially assumed that all of the options granted will vest.
As of December 31, 2025, all of the options granted in 2021 had vested. As of December 31, 2025, 86,100 options have been forfeited (2024: 86,100). As of December 31, 2025 438,500 options have been exercised at a weighted average exercise price of $2.87. As of December 31, 2025, 755,400 options remained outstanding and exercisable (2024: 1,021,900). The subsequent remeasurement of fair value of the synthetic options resulted in an expense of $8.6 million in the year ended December 31, 2025 (2024: gain of $2.2 million, 2023: expense of $10.7 million).

As of December 31, 2025, the weighted average exercise price of the synthetic options granted in December 2021 was $1.63 (2024: $2.17).

As of December 31, 2025, none of the options granted in 2025 had vested, forfeited or exercised. As of December 31, 2025, 362,284 options were outstanding and no options were exercisable. The subsequent remeasurement of fair value of the synthetic options resulted in an expense of $1.3 million in the year ended December 31, 2025.

As of December 31, 2025, the weighted average exercise price of the synthetic options granted in May 2025 was $16.07.

The synthetic options had a fair value of $19.1 million as of December 31, 2025 (2024: $12.5 million) and the Company recorded a liability of $16.6 million as of December 31, 2025 (2024: $11.7 million) in the Consolidated Statements of Financial Position. The intrinsic value of liabilities which had vested as of December 31, 2025 was $15.3 million (2024: $12.3 million).